ACCOUNTS RECEIVABLE, NET - Aging Analysis (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
ACCOUNTS RECEIVABLE, NET
1-90 days past due	$ 364,430	$ 137,550
90-180 days past due	147,722
180-360 days past due	894,771
Greater than 360 days past due	130,670
Total gross accounts receivable	$ 1,537,593	$ 137,550